UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23952

Lincoln Funds Trust

(Exact name of registrant as specified in charter)

1301 South Harrison Street
Fort Wayne, Indiana 46802

(Address of principal executive offices) (Zip code)

Ronald A. Holinsky, Esq.

Lincoln Financial Group

150 North Radnor Chester Road
Radnor, Pennsylvania 19087

(Name and address of agent for service)

Copies of all communications to:

Robert A. Robertson, Esq.

Dechert LLP

US Bank Tower

633 West 5th Street

Suite 4900

Los Angeles, CA 90071-2013

Registrant’s telephone number, including area code: (484) 583-6302

Date of fiscal year end: July 31

Date of reporting period: July 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Lincoln Inflation Plus Fund

Class A : LFTAX

Annual Shareholder Report - July 31, 2025

This Annual shareholder report contains important information about Lincoln Inflation Plus Fund for the period of October 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lft. You can also request this information by contacting us at 866-436-8717.

What were the Fund costs for October 1, 2024 (commencement of operations) through July 31, 2025?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$114Footnote Reference*	1.35%Footnote Reference^
Footnote	Description
Footnote*	Expenses would be higher if the Fund had been in operation for the entire year.
Footnote^	Annualized.

How did the Fund perform last year and what affected its performance?

The combination of rising gold prices and income achieved through high yields provided a rewarding market environment post US election. As inflationary pressures abated, focus remained on harvesting income as well as targeting inflation resilient assets cheap in value.

  Income and price appreciation of local bonds, mostly in emerging market countries, drove the positive performance.

  Fund exposures to gold, silver and gold miners also provided good positive returns for the period, while other commodities detracted.

The rate of return over the period was in excess of the rate of US Inflation as measured by US Consumer Price Index. Fund activity in late 2024 was focused on capital preservation before a more aggressive asset allocation was adopted. Towards the end of the period new exposures were included, such as agriculture, due to their expected performance in the coming year. The tilt towards income remained in place while simultaneously increasing exposures to assets that thrive in a weak dollar environment.

Fund Performance

The following graph compares the initial and subsequent account values for the fiscal period of October 1, 2024 to July 31, 2025 of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class A	Morningstar Emerging Markets Sovereign Bond GR USD	U.S. Consumer Price Index Urban Consumers NSA
10/1/2024	$10,000	$10,000	$10,000
7/31/2025	$10,259	$10,213	$10,246

Average Annual Total Returns (%)

Sub header	Since Inception 10/1/2024
Class A	2.59%
Morningstar Emerging Markets Sovereign Bond GR USD	2.13%
U.S. Consumer Price Index Urban Consumers NSA	2.46%

Past performance is not indicative of future performance. The Fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the Fund's returns nor the index returns reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions. Performance results reflect any expense waivers in effect during these periods.

Key Fund Statistics

Total Net Assets	$10,371,980
# of Portfolio Holdings	120
Portfolio Turnover Rate	193%
Total Advisory Fees Paid	$71,109

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Sovereign Bonds	38.8%
Short-Term Investments	34.9%
Exchange-Traded Funds	9.3%
Supranational Banks	7.6%
Common Stock	2.5%
Corporate Bonds	2.3%
Money Market Funds	0.0%
Other	4.6%

Top 5 Countries (Equity)

Canada	1.6%
United States	0.6%
United Kingdom	0.3%

Top 5 Countries (Fixed Income)

Brazil	10.0%
Mexico	9.0%
Indonesia	5.0%
South Africa	4.6%
Hungary	4.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lft.

866-436-8717

Lincoln Inflation Plus Fund

Class I : LFTEX

Annual Shareholder Report - July 31, 2025

This Annual shareholder report contains important information about Lincoln Inflation Plus Fund for the period of October 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lft. You can also request this information by contacting us at 866-436-8717.

What were the Fund costs for October 1, 2024 (commencement of operations) through July 31, 2025?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$93Footnote Reference*	1.10%Footnote Reference^
Footnote	Description
Footnote*	Expenses would be higher if the Fund had been in operation for the entire year.
Footnote^	Annualized.

How did the Fund perform last year and what affected its performance?

The combination of rising gold prices and income achieved through high yields provided a rewarding market environment post US election. As inflationary pressures abated, focus remained on harvesting income as well as targeting inflation resilient assets cheap in value.

  Income and price appreciation of local bonds, mostly in emerging market countries, drove the positive performance.

  Fund exposures to gold, silver and gold miners also provided good positive returns for the period, while other commodities detracted.

The rate of return over the period was in excess of the rate of US Inflation as measured by US Consumer Price Index. Fund activity in late 2024 was focused on capital preservation before a more aggressive asset allocation was adopted. Towards the end of the period new exposures were included, such as agriculture, due to their expected performance in the coming year. The tilt towards income remained in place while simultaneously increasing exposures to assets that thrive in a weak dollar environment.

Fund Performance

The following graph compares the initial and subsequent account values for the fiscal period of October 1, 2024 to July 31, 2025 of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class I	Morningstar Emerging Markets Sovereign Bond GR USD	U.S. Consumer Price Index Urban Consumers NSA
10/1/2024	$10,000	$10,000	$10,000
7/31/2025	$10,280	$10,213	$10,246

Average Annual Total Returns (%)

Sub header	Since Inception 10/1/2024
Class I	2.80%
Morningstar Emerging Markets Sovereign Bond GR USD	2.13%
U.S. Consumer Price Index Urban Consumers NSA	2.46%

Past performance is not indicative of future performance. The Fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the Fund's returns nor the index returns reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions. Performance results reflect any expense waivers in effect during these periods.

Key Fund Statistics

Total Net Assets	$10,371,980
# of Portfolio Holdings	120
Portfolio Turnover Rate	193%
Total Advisory Fees Paid	$71,109

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Sovereign Bonds	38.8%
Short-Term Investments	34.9%
Exchange-Traded Funds	9.3%
Supranational Banks	7.6%
Common Stock	2.5%
Corporate Bonds	2.3%
Money Market Funds	0.0%
Other	4.6%

Top 5 Countries (Equity)

Canada	1.6%
United States	0.6%
United Kingdom	0.3%

Top 5 Countries (Fixed Income)

Brazil	10.0%
Mexico	9.0%
Indonesia	5.0%
South Africa	4.6%
Hungary	4.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lft.

866-436-8717

Lincoln U.S. Equity Income Maximizer Fund

Class A : LFTOX

Annual Shareholder Report - July 31, 2025

This Annual shareholder report contains important information about Lincoln U.S. Equity Income Maximizer Fund for the period of October 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lft. You can also request this information by contacting us at 866-436-8717.

What were the Fund costs for October 1, 2024 (commencement of operations) through July 31, 2025?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115Footnote Reference*	1.32%Footnote Reference^
Footnote	Description
Footnote*	Expenses would be higher if the Fund had been in operation for the entire year.
Footnote^	Annualized.

How did the Fund perform last year and what affected its performance?

The US market has gained since Fund launch but the overall return masks significant short-term performance swings during the period. The Fund also rose against this backdrop, but lagged the index in net terms. The equity portfolio slightly trailed the wider market, while the call option overlay strategy contributed positively. The index replication-style equity portfolio aims to provide broad S&P 500 exposure via a subset that currently consists of 84 stocks. Position sizing is risk-based, using an optimizer that seeks to minimize the deviation of the equity basket relative to the index. Over the period in question, most of the relative lag for the equity portfolio came from names not held but which performed well. The option strategy seeks to enhance the dividend income from the underlying equity portfolio. It does so by selling some of the potential capital growth on selected stocks on a rolling short term basis in return for a premium. Given this trade-off, we would typically expect the strategy to lag a similar, long only equity portfolio in fast rising markets. As stocks fall, remain flat or rise gently, the Fund can receive premium from selling the call options. While supplementing the income over the 12 months, the option strategy was a positive contributor in performance terms.

Fund Performance

The following graph compares the initial and subsequent account values for the fiscal period of October 1, 2024 to July 31, 2025 of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class A	Morningstar US Market TR USD	CBOE S&P 500 BuyWrite Index (BXM)
10/1/2024	$10,000	$10,000	$10,000
7/31/2025	$10,987	$11,117	$10,521

Average Annual Total Returns (%)

Sub header	Since Inception 10/1/2024
Class A	9.87%
Morningstar US Market TR USD	11.17%
CBOE S&P 500 BuyWrite Index (BXM)	5.21%

Past performance is not indicative of future performance. The Fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the Fund's returns nor the index returns reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions. Performance results reflect any expense waivers in effect during these periods.

Key Fund Statistics

Total Net Assets	$16,607,264
# of Portfolio Holdings	112
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$109,089

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	95.9%
Money Market Funds	0.0%
Options	(0.1%)
Other	4.2%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	13.3%
Software	12.4%
Interactive Media & Services	6.8%
Technology Hardware, Storage & Peripherals	5.9%
Banks	5.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lft.

866-436-8717

Lincoln U.S. Equity Income Maximizer Fund

Class I : LFTPX

Annual Shareholder Report - July 31, 2025

This Annual shareholder report contains important information about Lincoln U.S. Equity Income Maximizer Fund for the period of October 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lft. You can also request this information by contacting us at 866-436-8717.

What were the Fund costs for October 1, 2024 (commencement of operations) through July 31, 2025?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$94Footnote Reference*	1.07%Footnote Reference^
Footnote	Description
Footnote*	Expenses would be higher if the Fund had been in operation for the entire year.
Footnote^	Annualized.

How did the Fund perform last year and what affected its performance?

The US market has gained since Fund launch but the overall return masks significant short-term performance swings during the period. The Fund also rose against this backdrop, but lagged the index in net terms. The equity portfolio slightly trailed the wider market, while the call option overlay strategy contributed positively. The index replication-style equity portfolio aims to provide broad S&P 500 exposure via a subset that currently consists of 84 stocks. Position sizing is risk-based, using an optimizer that seeks to minimize the deviation of the equity basket relative to the index. Over the period in question, most of the relative lag for the equity portfolio came from names not held but which performed well. The option strategy seeks to enhance the dividend income from the underlying equity portfolio. It does so by selling some of the potential capital growth on selected stocks on a rolling short term basis in return for a premium. Given this trade-off, we would typically expect the strategy to lag a similar, long only equity portfolio in fast rising markets. As stocks fall, remain flat or rise gently, the Fund can receive premium from selling the call options. While supplementing the income over the 12 months, the option strategy was a positive contributor in performance terms.

Fund Performance

The following graph compares the initial and subsequent account values for the fiscal period of October 1, 2024 to July 31, 2025 of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class I	Morningstar US Market TR USD	CBOE S&P 500 BuyWrite Index (BXM)
10/1/2024	$10,000	$10,000	$10,000
7/31/2025	$11,010	$11,117	$10,521

Average Annual Total Returns (%)

Sub header	Since Inception 10/1/2024
Class I	10.10%
Morningstar US Market TR USD	11.17%
CBOE S&P 500 BuyWrite Index (BXM)	5.21%

Past performance is not indicative of future performance. The Fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the Fund's returns nor the index returns reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions. Performance results reflect any expense waivers in effect during these periods.

Key Fund Statistics

Total Net Assets	$16,607,264
# of Portfolio Holdings	112
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$109,089

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	95.9%
Money Market Funds	0.0%
Options	(0.1%)
Other	4.2%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	13.3%
Software	12.4%
Interactive Media & Services	6.8%
Technology Hardware, Storage & Peripherals	5.9%
Banks	5.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lft.

866-436-8717

(b)	Not Applicable.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	The registrant’s code of ethics is reasonably designed as described in Item 2(b) of Form N-CSR.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	The Code of Ethics is included with this Form N-CSR as Exhibit 19(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that Joseph P. LaRocque is an “audit committee financial expert” and is “independent,” as these terms are defined in Item 3 of Form N-CSR. This designation will not increase the designee’s duties, obligations or liability as compared to his duties, obligations and liability as a member of the Audit Committee and of the Board.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for the period September 27, 2024 (notification of registration of the registrant) through July 31, 2025, for professional services rendered by Ernst & Young LLP (“E&Y”), principal accountant for all funds, for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $95,000.

Audit-Related Fees

(b)	The aggregate fees billed for the period September 27, 2024 (notification of registration of the registrant) through July 31, 2025, for assurance and related services by E&Y, the principal accountant for all funds, that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0.

Tax Fees

(c)	The aggregate fees billed for the period September 27, 2024 (notification of registration of the registrant) through July 31, 2025, for professional services rendered by E&Y, the principal accountant for all funds, for tax compliance, tax advice, and tax planning were $0.

(d)	The aggregate fees billed for the period September 27, 2024 (notification of registration of the registrant) through July 31, 2025, for products and services provided by E&Y, the principal accountant for all funds, other than the services reported in paragraphs (a) through (c) of this Item were $0.

(e)(1)	The Audit Committee has not adopted written pre-approval policies and procedures. The Audit Committee shall approve all auditing services and permissible non-auditing services to be provided to the Fund in accordance with the Audit Committee charter and the Investment Company Act of 1940 prior to the provision of such services.

(e)(2)	No services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by E&Y, the principal accountant for all funds, for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the period September 27, 2024 (notification of registration of the registrant) through July 31, 2025 were $1,138,025.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The registrant’s Financial Statements are attached herewith.

Lincoln Inflation Plus Fund
a series of Lincoln Funds Trust
Annual Financial Statements
July 31, 2025

Lincoln Inflation Plus Fund

Lincoln Inflation Plus Fund
Consolidated Schedule of Investments
July 31, 2025

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–2.50%
Canada–1.60%
Agnico Eagle Mines Ltd.	260	$32,334
Alamos Gold, Inc. Class A	1,100	26,730
†Equinox Gold Corp.	4,100	24,974
Kinross Gold Corp.	1,600	25,600
†New Gold, Inc.	5,800	24,302
Pan American Silver Corp.	1,190	32,154
		166,094
United Kingdom–0.32%
Endeavour Mining PLC	1,123	33,716
		33,716
United States–0.58%
†Coeur Mining, Inc.	2,800	24,332
Newmont Corp.	570	35,397
		59,729
Total Common Stock (Cost $258,845)		259,539

		Principal Amount°
ΔCORPORATE BOND–2.26%
Peru–2.26%
Cia de Minas Buenaventura SAA 6.80% 2/4/32		230,000	234,910
Total Corporate Bond (Cost $227,587)			234,910
ΔSOVEREIGN BONDS–38.78%
Brazil–9.99%
Brazil Notas do Tesouro Nacional
6.00% 5/15/35	BRL	70,000	50,961
10.00% 1/1/29	BRL	630,000	102,086
10.00% 1/1/31	BRL	2,370,000	364,611
10.00% 1/1/33	BRL	700,000	103,627
10.00% 1/1/35	BRL	2,900,000	415,112
			1,036,397
Egypt–1.35%
^Egypt Treasury Bills 0.00% 9/23/25	EGP	7,100,000	140,104
			140,104
Hungary–3.96%
Hungary Government Bonds
2.25% 4/20/33	HUF	51,000,000	105,497
2.25% 6/22/34	HUF	51,000,000	100,363
7.00% 10/24/35	HUF	72,500,000	204,367
			410,227
Indonesia–5.00%
Indonesia Treasury Bonds
6.63% 2/15/34	IDR	5,076,000,000	309,171
6.75% 7/15/35	IDR	1,700,000,000	104,594
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Indonesia (continued)
Indonesia Treasury Bonds (continued)
7.50% 6/15/35	IDR	1,625,000,000	$104,801
			518,566
Malaysia–3.02%
Malaysia Government Bonds
3.83% 7/5/34	MYR	900,000	217,456
3.89% 8/15/29	MYR	400,000	96,272
			313,728
Mexico–9.01%
Mexico Bonos
7.50% 5/26/33	MXN	1,350,000	64,988
7.75% 5/29/31	MXN	740,000	37,214
7.75% 11/23/34	MXN	2,000,000	95,997
7.75% 11/13/42	MXN	7,450,000	324,428
8.00% 11/7/47	MXN	5,760,000	251,657
8.50% 11/18/38	MXN	3,300,000	159,717
			934,001
Philippines–0.99%
Philippines Government Bonds 6.38% 4/28/35	PHP	5,890,000	102,312
			102,312
South Africa–4.57%
Republic of South Africa Government Bonds
8.75% 1/31/44	ZAR	2,200,000	101,236
8.88% 2/28/35	ZAR	2,100,000	109,924
9.00% 1/31/40	ZAR	5,400,000	262,859
			474,019
Turkey–0.89%
Turkiye Government Bonds 30.00% 9/12/29	TRY	4,100,000	92,576
			92,576
Total Sovereign Bonds (Cost $3,899,327)			4,021,930
SUPRANATIONAL BANKS–7.55%
Asian Infrastructure Investment Bank
6.00% 12/8/31		20,500,000	224,328
6.90% 10/23/34		16,700,000	192,552
European Bank for Reconstruction & Development
6.50% 10/3/36		20,500,000	232,571
7.05% 8/10/33		11,500,000	133,561
Total Supranational Banks (Cost $816,022)			783,012

Lincoln Inflation Plus Fund-1

Lincoln Inflation Plus Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
EXCHANGE-TRADED FUNDS–9.34%
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	36,700	$757,488
SPDR® Gold MiniShares Trust	3,240	211,086
Total Exchange-Traded Funds (Cost $944,200)		968,574
MONEY MARKET FUND–0.02%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.25%)	1,889	1,889
Total Money Market Fund (Cost $1,889)		1,889

	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS–34.93%
U.S. TREASURY OBLIGATIONS–34.93%
≠U.S. Treasury Bills
4.32% 8/7/25	310,000	$309,782
4.32% 9/18/25	1,170,000	1,163,410
4.34% 10/2/25	130,000	129,049
4.34% 10/9/25	830,000	823,235
4.36% 10/2/25	60,000	59,561
4.37% 8/7/25	500,000	499,644
4.38% 8/28/25	640,000	637,941
		3,622,622
Total Short-Term Investments (Cost $3,622,649)		3,622,622

TOTAL INVESTMENTS–95.38% (Cost $9,770,519)	9,892,476
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–4.62%	479,504
NET ASSETS APPLICABLE TO 1,043,776 SHARES OUTSTANDING–100.00%	$10,371,980

ΔSecurities have been classified by country of origin.
†Non-income producing.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
^Zero coupon security.
≠The rate shown is the effective yield at the time of purchase.

The following foreign currency exchange contracts and futures contracts were outstanding at July 31, 2025:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	CLP	(100,130,000)	USD	105,529	8/18/25	$2,575	$—
BNP	HUF	(37,570,000)	USD	106,382	9/23/25	—	(513)
BNP	INR	(13,740,000)	USD	158,886	10/23/25	2,574	—
BNP	ZAR	(1,900,000)	USD	105,570	8/12/25	1,356	—
BRC	BRL	1,199,000	USD	(216,643)	8/4/25	—	(2,737)
BRC	BRL	(1,199,000)	USD	214,027	8/4/25	121	—
BRC	BRL	(595,000)	USD	106,621	9/3/25	1,305	—
BRC	BRL	(1,201,000)	USD	211,025	10/3/25	10	—
BRC	BRL	(1,199,000)	USD	211,748	11/4/25	2,669	—
BRC	CLP	195,810,000	USD	(207,776)	8/18/25	—	(6,445)
BRC	EUR	210,000	USD	(238,726)	8/27/25	1,369	—
BRC	EUR	268,000	USD	(308,260)	9/3/25	—	(1,725)
BRC	IDR	(1,724,970,000)	USD	105,794	8/15/25	1,287	—
BRC	IDR	1,003,975,000	USD	(61,555)	8/27/25	—	(756)
BRC	IDR	(3,508,995,000)	USD	213,861	10/21/25	1,750	—
BRC	INR	(17,944,000)	USD	208,597	8/13/25	3,716	—
BRC	KRW	99,060,000	USD	(72,903)	8/27/25	—	(1,808)
BRC	MXN	4,058,000	USD	(209,335)	8/19/25	5,316	—
BRC	MXN	(2,055,000)	USD	106,512	9/23/25	—	(1,773)
BRC	MXN	(6,037,000)	USD	317,485	10/21/25	314	—
BRC	MYR	305,000	USD	(72,258)	8/27/25	—	(754)
BRC	PHP	(5,800,000)	USD	101,399	10/17/25	1,994	—
BRC	ZAR	(955,000)	USD	53,463	9/23/25	1,238	—
CIBC	CAD	(42,000)	USD	30,978	10/24/25	537	—
Lincoln Inflation Plus Fund-2

Lincoln Inflation Plus Fund
Consolidated Schedule of Investments (continued)
Foreign Currency Exchange Contracts1 (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CIBC	EUR	(75,000)	USD	88,294	8/27/25	$2,546	$—
CIBC	EUR	(105,000)	USD	123,671	9/3/25	3,574	—
CIBC	EUR	24,000	USD	(27,943)	9/22/25	—	(455)
GSI	BRL	(2,370,000)	USD	413,093	8/4/25	—	(9,724)
GSI	BRL	3,541,000	USD	(634,592)	8/4/25	—	(2,864)
GSI	BRL	(1,171,000)	USD	209,029	8/4/25	118	—
GSI	BRL	(610,000)	USD	104,156	9/3/25	—	(3,816)
GSI	BRL	(1,185,000)	USD	213,790	9/3/25	4,043	—
GSI	CLP	(95,680,000)	USD	98,859	8/18/25	481	—
GSI	HUF	(36,555,000)	USD	106,875	10/10/25	2,961	—
GSI	IDR	1,724,970,000	USD	(103,131)	8/15/25	1,375	—
GSI	INR	(6,960,000)	USD	79,901	9/23/25	604	—
GSI	INR	(15,725,000)	USD	182,260	9/25/25	3,120	—
GSI	INR	(17,780,000)	USD	206,272	10/17/25	3,941	—
GSI	KRW	(99,060,000)	USD	72,501	8/27/25	1,406	—
GSI	MXN	2,020,000	USD	(105,313)	8/19/25	1,537	—
GSI	MYR	(315,000)	USD	74,537	10/10/25	564	—
GSI	MYR	(453,000)	USD	107,105	10/21/25	679	—
HSBC	CAD	(36,000)	USD	26,503	10/24/25	412	—
HSBC	EUR	(163,000)	USD	189,430	9/3/25	2,993	—
HSBC	EUR	(24,000)	USD	27,927	9/22/25	439	—
LYD	EUR	225,000	USD	(254,570)	8/19/25	2,532	—
MSC	EUR	(225,000)	USD	266,105	8/19/25	9,003	—
MSC	EUR	(135,000)	USD	159,747	8/27/25	5,400	—
MSC	IDR	(1,003,975,000)	USD	60,983	8/27/25	185	—
MSC	IDR	(1,629,925,000)	USD	98,892	9/23/25	276	—
MSC	MXN	(8,020,000)	USD	409,158	8/19/25	—	(15,067)
MSC	MXN	1,942,000	USD	(103,392)	8/19/25	—	(669)
MSC	MXN	(5,960,000)	USD	316,833	10/10/25	3,352	—
MSC	MYR	(305,000)	USD	71,748	8/27/25	244	—
MSC	ZAR	1,900,000	USD	(103,005)	8/12/25	1,210	—
MSC	ZAR	(1,935,000)	USD	106,454	9/23/25	636	—
RBC	HUF	(36,635,000)	USD	105,846	10/21/25	1,767	—
RBC	ZAR	(2,860,000)	USD	158,572	10/21/25	2,469	—
Total Foreign Currency Exchange Contracts						$85,998	$(49,106)
Lincoln Inflation Plus Fund-3

Lincoln Inflation Plus Fund
Consolidated Schedule of Investments (continued)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Commodity Contracts:
13	CBOT Corn Futures	$256,100	$272,792	9/12/25	$—	$(16,692)
4	CBOT Soybean Futures	197,850	208,113	11/14/25	—	(10,263)
7	CBOT Soybean Oil Futures	229,908	202,421	12/12/25	27,487	—
6	CBOT Wheat Futures	156,975	162,545	9/12/25	—	(5,570)
12	COMEX 1000-oz. Silver Futures	440,544	439,434	9/26/25	1,110	—
8	COMEX E-Micro Gold Futures	267,888	273,238	12/29/25	—	(5,350)
13	Micro Copper Futures	141,521	161,314	8/27/25	—	(19,793)
1	NYBOT CSC C Coffee Futures	110,925	114,884	9/18/25	—	(3,959)
8	NYBOT CSC Number 11 World Sugar Futures	146,496	150,644	9/30/25	—	(4,148)
Total Futures Contracts					$28,597	$(65,775)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the consolidated financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Consolidated Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through July 31, 2025. Only current day variation margin is reported on the Consolidated Statement of Assets and Liabilities.

Summary of Abbreviations:
BNP–BNP Paribas
BRC–Barclays Bank
BRL–Brazilian Real
CAD–Canadian Dollar
CBOT–Chicago Board of Trade
CIBC–Canadian Imperial Bank of Commerce
CLP–Chilean Peso
COMEX–Commodity Exchange
EGP–Egyptian Pound
ETF–Exchange-Traded Fund
EUR–Euro
GSI–Goldman Sachs International
HSBC–Hong Kong and Shanghai Banking Corporation
HUF–Hungarian Forint
IDR–Indonesia Rupiah
INR–Indian Rupee
KRW–South Korean Won
LYD–Lloyds Bank Corporate Markets PLC
MSC–Morgan Stanley & Co.
MXN–Mexican Peso
MYR–Malaysian Ringgit
NYBOT–New York Board of Trade
PHP–Philippine Peso
RBC–Royal Bank of Canada
SPDR–Standard & Poor’s Depositary Receipt
TRY–Turkish New Lira
USD–United States Dollar
ZAR–South African Rand
See accompanying notes, which are an integral part of the consolidated financial statements.
Lincoln Inflation Plus Fund-4

Lincoln Inflation Plus Fund
Consolidated Statement of Assets and Liabilities
July 31, 2025
ASSETS:
Investments, at value	$9,892,476
Cash	303,683
Cash collateral held at broker for futures contracts	150,365
Dividends and interest receivable	114,292
Expense reimbursement receivable from Lincoln Financial Investments Corporation	91,660
Unrealized appreciation on foreign currency exchange contracts	85,998
Foreign currencies, at value	63,522
TOTAL ASSETS	10,701,996
LIABILITIES:
Variation margin due to broker on futures contracts	94,640
Payable for legal fee	58,304
Unrealized depreciation on foreign currency exchange contracts	49,106
Payable for custodian fee	32,215
Due to custodian	30,411
Payable for audit fee	30,000
Payable for fund accounting fee	11,733
Due to manager and affiliates	8,704
Payable for transfer agent fees	7,384
Other accrued expenses payable	6,711
Foreign capital gain taxes payable	808
TOTAL LIABILITIES	330,016
TOTAL NET ASSETS	$10,371,980
Investments, at cost	$9,770,519
Foreign currencies, at cost	63,172
Class A:
Net Assets	$5,139,535
Shares Outstanding	517,216
Net Asset Value Per Share	$9.937
Class I:
Net Assets	$5,232,445
Shares Outstanding	526,560
Net Asset Value Per Share	$9.937
COMPONENTS OF NET ASSETS AT JULY 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$10,471,719
Distributable earnings/(accumulated loss)	(99,739)
TOTAL NET ASSETS	$10,371,980
See accompanying notes, which are an integral part of the consolidated financial statements.
Lincoln Inflation Plus Fund-5

Lincoln Inflation Plus Fund
Consolidated Statement of Operations
October 1, 2024* to July 31, 2025
INVESTMENT INCOME:
Interest	$486,315
Dividends	27,140
Foreign taxes withheld	(10,381)
503,074
EXPENSES:
Professional fees	210,891
Management fees	71,109
Accounting and administration expenses	46,873
Insurance expense	46,124
Custodian fees	42,779
Trustees’ fees and expenses	34,990
Transfer agent fees and expenses	33,857
Distribution fees-Class A	10,369
Reports and statements to shareholders	9,703
Pricing fees	2,202
Other	11,571
520,468
Less:
Expenses reimbursed	(418,076)
Total operating expenses	102,392
NET INVESTMENT INCOME	400,682
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(219,631)
Foreign currencies	(18,735)
Foreign currency exchange contracts	(14,431)
Futures contracts	3,960
Net realized loss	(248,837)
Net change in unrealized appreciation (depreciation) of:
Investments**	121,149
Foreign currencies	(728)
Foreign currency exchange contracts	36,892
Futures contracts	(37,178)
Net change in unrealized appreciation (depreciation)	120,135
NET REALIZED AND UNREALIZED LOSS	(128,702)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$271,980

*	Date of commencement of operations.
**	Includes $(808) change in foreign capital gain taxes accrued.
See accompanying notes, which are an integral part of the consolidated financial statements.

Lincoln Inflation Plus Fund
Consolidated Statement of Changes in Net Assets
10/1/24* to 7/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$400,682
Net realized loss	(248,837)
Net change in unrealized appreciation (depreciation)	120,135
Net increase in net assets resulting from operations	271,980
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Class A	(159,930)
Class I	(173,165)
(333,095)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Class A	5,010,000
Class I	5,090,000
Reinvestment of dividends and distributions:
Class A	159,930
Class I	173,165
Increase in net assets derived from capital share transactions	10,433,095
NET INCREASE IN NET ASSETS	10,371,980
NET ASSETS:
Beginning of period	—
End of period	$10,371,980

*	Date of commencement of operations.
See accompanying notes, which are an integral part of the consolidated financial statements.
Lincoln Inflation Plus Fund-6

Lincoln Inflation Plus Fund
Consolidated Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Class A	Class I
	10/1/24[1] to 7/31/25	10/1/24[1] to 7/31/25
Net asset value, beginning of period	$10.000	$10.000
Income (loss) from investment operations:
Net investment income[2]	0.382	0.403
Net realized and unrealized gain (loss)	(0.129)	(0.129)
Total from investment operations	0.253	0.274
Less dividends and distributions from:
Net investment income	(0.316)	(0.337)
Net asset value, end of period	$9.937	$9.937
Total return[3]	2.59%	2.80%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,140	$5,232
Ratio of expenses to average net assets	1.35%	1.10%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	6.35%	6.10%
Ratio of net investment income to average net assets	4.66%	4.91%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.34% )	(0.09% )
Portfolio turnover	193%	193%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.

See accompanying notes, which are an integral part of the consolidated financial statements.
Lincoln Inflation Plus Fund-7

Lincoln Inflation Plus Fund
Notes to Consolidated Financial Statements
July 31, 2025
Lincoln Funds Trust (the “Trust”) is a Delaware statutory trust. The Trust consists of 2 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These consolidated financial statements and the related notes pertain to the Lincoln Inflation Plus Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is non-diversified for purposes of the Investment Company Act of 1940. The Fund offers Class A Shares and Class I Shares.
The Lincoln Inflation Plus Fund seeks to provide capital growth above U.S. inflation over an economic cycle (generally, rolling three-to-five-year periods).
1. Basis for Consolidation
The Fund will invest up to  25% of its total assets in the shares of Lincoln Inflation Plus Fund Cayman, Ltd., a wholly-owned subsidiary (the "Subsidiary") of the Fund formed in the Cayman Islands. The Subsidiary (unlike the Fund) may invest without limitation in commodity-related instruments. The Subsidiary may also hold cash and invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for the Subsidiary’s derivative positions. The Subsidiary is not registered under the 1940 Act and not subject to all the investor protections of the 1940 Act.
The Fund consolidates its investment in the Subsidiary in these consolidated financial statements. Accordingly, the consolidated financial statements include the assets and liabilities and the results of operations of the Subsidiary. All material intercompany balances and transactions have been eliminated. As of July 31, 2025, the net assets of the Subsidiary were $2,365,508, which represented 22.81% of the Fund's net assets.
2. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Lincoln Inflation Plus Fund-8

Lincoln Inflation Plus Fund
Notes to Consolidated Financial Statements (continued)
 2. Significant Accounting Policies (continued)
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns from the period October 1, 2024* through the period ended July 31, 2025, and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Consolidated Statement of Operations. During the period October 1, 2024* through July 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Consolidated Statement of Operations under “Net realized gain (loss) on foreign currencies”. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, quarterly.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the period October 1, 2024* through July 31, 2025.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
* Date of commencement of operations.
Lincoln Inflation Plus Fund-9

Lincoln Inflation Plus Fund
Notes to Consolidated Financial Statements (continued)
3. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.85% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 1.35% of the Fund’s average daily net assets for Class A and 1.10% for Class I. The reimbursement is accrued daily and received monthly. The agreement will continue at least through July 31, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the period October 1, 2024* through July 31, 2025, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal year in which they expire:
	Expiration Date
	2028	Total
LFI	$418,076	$418,076
Schroder Investment Management North America Inc. (“SIMNA”) (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio and the Subsidiary’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
The Fund currently offers two classes of shares: Class A and Class I. The two classes of shares are identical, except that Class A shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Class A shares an annual 12b-1 Fee at a rate not to exceed 0.25% of the average daily net assets of the Class A shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Class A shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At July 31, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$91,660
Management fees payable to LFI	7,597
Distribution fees payable to LFD	1,107
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Lincoln Life owned 50.44% of the Fund's total shares, 100.00% of the Fund’s Class A shares, and 1.77% of the Fund’s Class I shares at July 31, 2025.
Schroders US Holdings Inc. owned 49.56% of the Fund's total shares and 98.23% of the Fund’s Class I shares at July 31, 2025.
Other Service Providers - On behalf of the Fund, the Trust has entered into a Fund Accounting and Financial Administration Agreement with State Street Bank and Trust Company (“SSB”), to provide administrative and fund accounting services. The Trust has also entered into a Custody & Services Agreement with SSB, to serve as Custodian.
The Trust has entered into an agreement with FIS Investor Services LLC to act as Transfer and Shareholder Services Agent for the Fund under a Transfer Agency Services Order.
* Date of commencement of operations.
Lincoln Inflation Plus Fund-10

Lincoln Inflation Plus Fund
Notes to Consolidated Financial Statements (continued)
4. Investments
For the period October 1, 2024* through July 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$14,096,747
Purchases of U.S. government securities	2,053,263
Sales other than U.S. government securities	7,930,015
Sales of U.S. government securities	2,016,419
At July 31, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$9,868,548
Aggregate unrealized appreciation of investments and derivatives	$54,317
Aggregate unrealized depreciation of investments and derivatives	(26,715)
Net unrealized appreciation of investments and derivatives	$27,602
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Lincoln Inflation Plus Fund-11

Lincoln Inflation Plus Fund
Notes to Consolidated Financial Statements (continued)
 4. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of July 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Canada	$166,094	$—	$—	$166,094
United Kingdom	33,716	—	—	33,716
United States	59,729	—	—	59,729
Corporate Bond	—	234,910	—	234,910
Sovereign Bonds	—	4,021,930	—	4,021,930
Supranational Banks	—	783,012	—	783,012
Exchange-Traded Funds	968,574	—	—	968,574
Money Market Fund	1,889	—	—	1,889
Short-Term Investments	—	3,622,622	—	3,622,622
Total Investments	$1,230,002	$8,662,474	$—	$9,892,476
Derivatives:
Assets:
Foreign Currency Exchange Contracts	$—	$85,998	$—	$85,998
Futures Contracts	$28,597	$—	$—	$28,597
Liabilities:
Foreign Currency Exchange Contracts	$—	$(49,106)	$—	$(49,106)
Futures Contracts	$(65,775)	$—	$—	$(65,775)
There were no Level 3 investments at the beginning or end of the period.
* Date of commencement of operations.
5. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sales, controlled foreign corporation, forward contracts and straddles.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the period ended July 31, 2025 was as follows:
10/1/24* to
7/31/25
Ordinary income	$333,095

*	Date of commencement of operations.
6. Components of Distributable Earnings on a Tax Basis
As of July 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$93,589
Capital loss carryforward	(115,415)
Other temporary differences	(105,515)
Net unrealized appreciation	27,602
Distributable earnings/(accumulated loss)	$(99,739)
Lincoln Inflation Plus Fund-12

Lincoln Inflation Plus Fund
Notes to Consolidated Financial Statements (continued)
 6. Components of Distributable Earnings on a Tax Basis (continued)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended July 31, 2025, the Fund recorded the following permanent reclassifications primarily related to Controlled Foreign Corporation and non-deductible expenses:
Distributable Earnings/(Accumulated Loss)	Paid-in capital
$(38,624)	$38,624
As of July 31, 2025, the Fund had the following capital loss carryforwards for federal income tax purposes:
Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$91,441	$23,974	$115,415
7. Capital Shares
Transactions in capital shares were as follows:
10/1/24* to
7/31/25
Shares sold:
Class A	500,997
Class I	508,997
Shares reinvested:
Class A	16,219
Class I	17,563
1,043,776
Shares redeemed:
Class A	—
Class I	—
Net increase	1,043,776

*	Date of commencement of operations.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the period October 1, 2024* through July 31, 2025, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Lincoln Inflation Plus Fund-13

Lincoln Inflation Plus Fund
Notes to Consolidated Financial Statements (continued)
 8. Derivatives (continued)
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the period October 1, 2024* through July 31, 2025, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and to facilitate investments in portfolio securities.
Fair values of derivative instruments as of July 31, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Consolidated Statement of Assets and Liabilities Location	Fair Value	Consolidated Statement of Assets and Liabilities Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Unrealized appreciation on foreign currency exchange contracts	$85,998	Unrealized depreciation on foreign currency exchange contracts	$(49,106)
Futures contracts (Commodity contracts)[1]	Variation margin due to broker on futures contracts	28,597	Variation margin due to broker on futures contracts	(65,775)
Total		$114,595		$(114,881)

1
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through July 31, 2025. Only current day variation margin is reported on the Consolidated Statement of Assets and Liabilities.

The effect of derivative instruments on the Consolidated Statement of Operations for the period October 1, 2024* through July 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(14,431)	$36,892
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	7,061	—
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	1,701	—
Futures contracts (Commodities contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(4,802)	(37,178)
Total		$(10,471)	$(286)
Lincoln Inflation Plus Fund-14

Lincoln Inflation Plus Fund
Notes to Consolidated Financial Statements (continued)
 8. Derivatives (continued)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the period October 1, 2024* through July 31, 2025.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$2,286,264	$3,310,391
Futures contracts (average notional value)	1,202,622	126,607
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.
At July 31, 2025, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Barclays Bank PLC	$21,089	$(15,998)	$5,091
BNP Paribas SA	6,505	(513)	5,992
Goldman Sachs International	20,829	(16,404)	4,425
Hong Kong Shanghai Bank	3,844	—	3,844
Imperial Bank of Canada	6,657	(455)	6,202
Lloyds Bank Corporate Markets PLC	2,532	—	2,532
Morgan Stanley Capital	20,306	(15,736)	4,570
Royal Bank of Canada	4,236	—	4,236
Total	$85,998	$(49,106)	$36,892

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Barclays Bank PLC	$5,091	$—	$—	$—	$—	$5,091
BNP Paribas SA	5,992	—	—	—	—	5,992
Goldman Sachs International	4,425	—	—	—	—	4,425
Hong Kong Shanghai Bank	3,844	—	—	—	—	3,844
Imperial Bank of Canada	6,202	—	—	—	—	6,202
Lloyds Bank Corporate Markets PLC	2,532	—	—	—	—	2,532
Morgan Stanley Capital	4,570	—	—	—	—	4,570
Royal Bank of Canada	4,236	—	—	—	—	4,236
Total	$36,892	$—	$—	$—	$—	$36,892

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
* Date of commencement of operations.
9. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
Lincoln Inflation Plus Fund-15

Lincoln Inflation Plus Fund
Notes to Consolidated Financial Statements (continued)
 9. Risk Factors (continued)
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
Lincoln Inflation Plus Fund-16

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Lincoln Inflation Plus Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement assets and liabilities of Lincoln Inflation Plus Fund (the “Fund”) (one of the series constituting Lincoln Funds Trust (the “Trust”)), including the consolidated schedule of investments, as of July 31, 2025, and the related consolidated statements of operations and  changes in net assets, and the consolidated financial highlights for the period from October 1, 2024 (date of commencement of operations) through July 31, 2025 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund (one of the series constituting Lincoln Funds Trust) at July 31, 2025, the consolidated results of its operations and changes in its net assets and its consolidated financial highlights for the period from October 1, 2024 (date of commencement of operations) through July 31, 2025, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more Lincoln investment companies since 1981.
Philadelphia, Pennsylvania
September 18, 2025
Lincoln Inflation Plus Fund–17

Lincoln Inflation Plus Fund
Tax Information (unaudited)
For federal income tax purposes, the following information with respect to the distributions of the fund, if any, paid during its taxable year ended July 31, 2025.
The fund reports the maximum amount allowed of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports maximum amount allowable as section 163(j) Interest Dividends.
The fund paid $0 in long term capital gain dividends.
The fund reports the maximum amount allowable of its section 199A dividends as defined in Proposed Treasury Regulations 71.199A-3(d).
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in the calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
Lincoln Inflation Plus Fund-18

Lincoln U.S. Equity Income Maximizer Fund
a series of Lincoln Funds Trust
Annual Financial Statements
July 31, 2025

Lincoln U.S. Equity Income Maximizer Fund

Lincoln U.S. Equity Income Maximizer Fund
Schedule of Investments
July 31, 2025

	Number of Shares	Value (U.S. $)
COMMON STOCK–95.93%
Aerospace & Defense–1.78%
General Electric Co.	580	$157,226
RTX Corp.	880	138,662
		295,888
Air Freight & Logistics–0.39%
United Parcel Service, Inc. Class B	761	65,568
		65,568
Automobiles–1.62%
†Tesla, Inc.	875	269,736
		269,736
Banks–5.02%
Bank of America Corp.	4,085	193,098
JPMorgan Chase & Co.	1,210	358,451
PNC Financial Services Group, Inc.	608	115,684
Wells Fargo & Co.	2,072	167,065
		834,298
Beverages–0.73%
PepsiCo, Inc.	881	121,508
		121,508
Biotechnology–1.35%
AbbVie, Inc.	778	147,058
Amgen, Inc.	264	77,906
		224,964
Broadline Retail–4.14%
†Amazon.com, Inc.	2,936	687,347
		687,347
Capital Markets–2.94%
Blackrock, Inc.	141	155,948
Goldman Sachs Group, Inc.	237	171,491
Morgan Stanley	1,129	160,837
		488,276
Chemicals–0.93%
Linde PLC	336	154,647
		154,647
Communications Equipment–1.08%
Cisco Systems, Inc.	2,628	178,914
		178,914
Consumer Finance–0.91%
American Express Co.	505	151,152
		151,152
Consumer Staples Distribution & Retail–1.98%
Costco Wholesale Corp.	188	176,652
Walmart, Inc.	1,553	152,163
		328,815
Diversified Telecommunication Services–0.73%
AT&T, Inc.	4,395	120,467
		120,467
Electric Utilities–0.40%
NextEra Energy, Inc.	926	65,802
		65,802
Electrical Equipment–0.68%
Eaton Corp. PLC	293	112,723
		112,723
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment–1.74%
†Netflix, Inc.	157	$182,026
Walt Disney Co.	898	106,961
		288,987
Financial Services–4.27%
†Berkshire Hathaway, Inc. Class B	631	297,756
Mastercard, Inc. Class A	344	194,866
Visa, Inc. Class A	628	216,955
		709,577
Ground Transportation–0.51%
†Uber Technologies, Inc.	972	85,293
		85,293
Health Care Equipment & Supplies–1.62%
Abbott Laboratories	1,291	162,911
†Intuitive Surgical, Inc.	220	105,840
		268,751
Health Care Providers & Services–0.85%
Elevance Health, Inc.	212	60,013
UnitedHealth Group, Inc.	325	81,107
		141,120
Hotels, Restaurants & Leisure–2.72%
Booking Holdings, Inc.	19	104,577
Hilton Worldwide Holdings, Inc.	754	202,132
McDonald's Corp.	339	101,724
Starbucks Corp.	478	42,619
		451,052
Household Durables–0.18%
†NVR, Inc.	4	30,198
		30,198
Household Products–0.94%
Procter & Gamble Co.	1,039	156,338
		156,338
Industrial REITs–0.42%
Prologis, Inc.	653	69,727
		69,727
Insurance–0.57%
Progressive Corp.	390	94,396
		94,396
Interactive Media & Services–6.84%
Alphabet, Inc. Class C	3,226	622,167
Meta Platforms, Inc. Class A	664	513,564
		1,135,731
IT Services–1.03%
Accenture PLC Class A	263	70,247
International Business Machines Corp.	399	101,007
		171,254
Life Sciences Tools & Services–1.10%
Danaher Corp.	386	76,104
Thermo Fisher Scientific, Inc.	227	106,163
		182,267
Lincoln U.S. Equity Income Maximizer Fund-1

Lincoln U.S. Equity Income Maximizer Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery–3.44%
Caterpillar, Inc.	268	$117,389
Dover Corp.	830	150,346
Illinois Tool Works, Inc.	770	197,097
Ingersoll Rand, Inc.	1,255	106,211
		571,043
Media–0.56%
Comcast Corp. Class A	2,789	92,678
		92,678
Multi-Utilities–2.31%
DTE Energy Co.	1,295	179,241
Sempra	2,503	204,445
		383,686
Oil, Gas & Consumable Fuels–2.87%
Chevron Corp.	933	141,480
Exxon Mobil Corp.	1,715	191,463
Occidental Petroleum Corp.	3,263	143,376
		476,319
Pharmaceuticals–3.43%
Eli Lilly & Co.	258	190,938
Johnson & Johnson	1,405	231,460
Merck & Co., Inc.	960	74,995
Pfizer, Inc.	3,125	72,781
		570,174
Residential REITs–0.51%
Equity Residential	1,331	84,119
		84,119
Retail REITs–0.65%
Realty Income Corp.	1,925	108,050
		108,050
Semiconductors & Semiconductor Equipment–13.27%
†Advanced Micro Devices, Inc.	628	110,723
Applied Materials, Inc.	593	106,776
Broadcom, Inc.	1,575	462,577
Intel Corp.	1,825	36,135
Micron Technology, Inc.	523	57,080
NVIDIA Corp.	7,539	1,340,962
QUALCOMM, Inc.	606	88,936
		2,203,189
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software–12.35%
†Adobe, Inc.	163	$58,303
†Crowdstrike Holdings, Inc. Class A	115	52,276
Intuit, Inc.	151	118,555
Microsoft Corp.	2,248	1,199,308
Oracle Corp.	520	131,960
†Palantir Technologies, Inc. Class A	871	137,923
†PTC, Inc.	748	160,678
Salesforce, Inc.	380	98,165
†ServiceNow, Inc.	100	94,312
		2,051,480
Specialized REITs–0.70%
VICI Properties, Inc.	3,545	115,567
		115,567
Specialty Retail–1.56%
Home Depot, Inc.	470	172,730
Lowe's Cos., Inc.	387	86,521
		259,251
Technology Hardware, Storage & Peripherals–5.85%
Apple, Inc.	4,678	971,012
		971,012
Tobacco–0.96%
Philip Morris International, Inc.	972	159,457
		159,457
Total Common Stock (Cost $14,437,096)		15,930,821

MONEY MARKET FUND–0.00%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.25%)	77	77
Total Money Market Fund (Cost $77)		77

TOTAL INVESTMENTS–95.93% (Cost $14,437,173)	15,930,898

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(0.14)%
Centrally Cleared–(0.14)%
Call Options–(0.14)%
Alphabet Strike price $200.85, expiration date 08/07/2025, notional amount $(120,510)	(6)	$(427)
Alphabet Strike price $215.74, expiration date 09/04/2025, notional amount $(129,444)	(6)	(540)
Amazon.com Strike price $253.60, expiration date 08/07/2025, notional amount $(126,800)	(5)	(682)
Amazon.com Strike price $256.51, expiration date 09/04/2025, notional amount $(128,255)	(5)	(1,369)
Apple Strike price $232.65, expiration date 09/04/2025, notional amount $(418,770)	(18)	(1,951)
Broadcom Strike price $302.44, expiration date 08/07/2025, notional amount $(120,976)	(4)	(1,189)
Broadcom Strike price $351.79, expiration date 09/04/2025, notional amount $(140,716)	(4)	(732)
Cisco Systems Strike price $73.47, expiration date 09/04/2025, notional amount $(102,858)	(14)	(780)
Eli Lilly & Co. Strike price $929.14, expiration date 08/07/2025, notional amount $(185,828)	(2)	(8)
Goldman Sachs Group Strike price $770.39, expiration date 08/07/2025, notional amount $(77,039)	(1)	(37)
Lincoln U.S. Equity Income Maximizer Fund-2

Lincoln U.S. Equity Income Maximizer Fund
Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
Centrally Cleared (continued)
Call Options (continued)
Goldman Sachs Group Strike price $778.39, expiration date 09/04/2025, notional amount $(77,839)	(1)	$(404)
Illinois Tool Works Strike price $274.97, expiration date 09/04/2025, notional amount $(109,988)	(4)	(318)
International Business Machines Strike price $325.53, expiration date 08/07/2025, notional amount $(65,106)	(2)	0
Mastercard Strike price $599.22, expiration date 08/07/2025, notional amount $(59,922)	(1)	(15)
Mastercard Strike price $600.67, expiration date 09/04/2025, notional amount $(60,067)	(1)	(284)
Meta Platforms Strike price $794.92, expiration date 09/04/2025, notional amount $(158,984)	(2)	(3,512)
Meta Platforms Strike price $833.94, expiration date 08/07/2025, notional amount $(166,788)	(2)	(116)
Netflix Strike price $1,532.40, expiration date 08/07/2025, notional amount $(153,240)	(1)	0
NVIDIA Strike price $178.03, expiration date 08/07/2025, notional amount $(320,454)	(18)	(6,433)
NVIDIA Strike price $203.40, expiration date 09/04/2025, notional amount $(366,120)	(18)	(3,540)
Occidental Petroleum Strike price $52.33, expiration date 09/04/2025, notional amount $(94,194)	(18)	(257)
Oracle Strike price $286.53, expiration date 09/04/2025, notional amount $(57,306)	(2)	(387)
Palantir Technologies Strike price $212.52, expiration date 09/04/2025, notional amount $(85,008)	(4)	(476)
Philip Morris International Strike price $194.87, expiration date 08/07/2025, notional amount $(58,461)	(3)	0
Tesla Strike price $396.97, expiration date 09/04/2025, notional amount $(119,091)	(3)	(403)
Tesla Strike price $415.31, expiration date 08/07/2025, notional amount $(124,593)	(3)	(5)
Wells Fargo & Co. Strike price $89.26, expiration date 08/07/2025, notional amount $(89,260)	(10)	0
(23,865)
Total Options Written (Premiums received $(20,385))		(23,865)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–4.21%		700,231
NET ASSETS APPLICABLE TO 1,511,252 SHARES OUTSTANDING–100.00%		$16,607,264

†Non-income producing.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
Lincoln U.S. Equity Income Maximizer Fund-3

Lincoln U.S. Equity Income Maximizer Fund
Statement of Assets and Liabilities
July 31, 2025
ASSETS:
Investments, at value	$15,930,898
Cash collateral held at broker for options contracts	515,524
Cash	188,576
Expense reimbursement receivable from Lincoln Financial Investments Corporation	140,435
Dividends and interest receivable	9,795
TOTAL ASSETS	16,785,228
LIABILITIES:
Payable for legal fee	86,513
Payable for audit fee	25,000
Options written, at value	23,865
Due to manager and affiliates	13,653
Payable for fund accounting fee	10,949
Payable for transfer agent fees	10,136
Other accrued expenses payable	4,824
Payable for custodian fee	3,024
TOTAL LIABILITIES	177,964
TOTAL NET ASSETS	$16,607,264
Investments, at cost	$14,437,173
Options written, premiums received	(20,385)
Class A:
Net Assets	$8,251,027
Shares Outstanding	751,385
Net Asset Value Per Share	$10.981
Class I:
Net Assets	$8,356,237
Shares Outstanding	759,867
Net Asset Value Per Share	$10.997
COMPONENTS OF NET ASSETS AT JULY 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$15,110,440
Distributable earnings/(accumulated loss)	1,496,824
TOTAL NET ASSETS	$16,607,264
See accompanying notes, which are an integral part of the financial statements.
Lincoln U.S. Equity Income Maximizer Fund-4

Lincoln U.S. Equity Income Maximizer Fund
Statement of Operations
October 1, 2024* to July 31, 2025
INVESTMENT INCOME:
Dividends	$169,983
EXPENSES:
Professional fees	226,814
Management fees	109,089
Trustees’ fees and expenses	53,523
Accounting and administration expenses	53,306
Transfer agent fees and expenses	50,376
Distribution fees-Class A	15,949
Reports and statements to shareholders	14,086
Custodian fees	4,970
Index fees	1,700
Pricing fees	655
Other	75,678
606,146
Less:
Expenses reimbursed	(452,873)
Total operating expenses	153,273
NET INVESTMENT INCOME	16,710
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(71,641)
Options written	71,950
Net realized gain	309
Net change in unrealized appreciation (depreciation) of:
Investments	1,493,725
Options written	(3,480)
Net change in unrealized appreciation (depreciation)	1,490,245
NET REALIZED AND UNREALIZED GAIN	1,490,554
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,507,264

*	Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.

Lincoln U.S. Equity Income Maximizer Fund
Statement of Changes in Net Assets
10/1/24* to 7/31/25
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$16,710
Net realized gain	309
Net change in unrealized appreciation (depreciation)	1,490,245
Net increase in net assets resulting from operations	1,507,264
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Class A	(3,932)
Class I	(8,839)
(12,771)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Class A	7,510,000
Class I	7,590,000
Reinvestment of dividends and distributions:
Class A	3,932
Class I	8,839
Increase in net assets derived from capital share transactions	15,112,771
NET INCREASE IN NET ASSETS	16,607,264
NET ASSETS:
Beginning of period	—
End of period	$16,607,264

*	Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
Lincoln U.S. Equity Income Maximizer Fund-5

Lincoln U.S. Equity Income Maximizer Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Class A	Class I
	10/1/24[1] to 7/31/25	10/1/24[1] to 7/31/25
Net asset value, beginning of period	$10.000	$10.000
Income from investment operations:
Net investment income[2]	— [3]	0.022
Net realized and unrealized gain	0.986	0.987
Total from investment operations	0.986	1.009
Less dividends and distributions from:
Net investment income	(0.005)	(0.012)
Net asset value, end of period	$10.981	$10.997
Total return[4]	9.87%	10.10%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$8,251	$8,356
Ratio of expenses to average net assets	1.32%	1.07%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	4.85%	4.60%
Ratio of net investment income to average net assets	— [5]	0.25%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(3.53% )	(3.28% )
Portfolio turnover	18%	18%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Per-share amount was less than $0.005.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.

[5]	Ratio was less than 0.005%.
See accompanying notes, which are an integral part of the financial statements.
Lincoln U.S. Equity Income Maximizer Fund-6

Lincoln U.S. Equity Income Maximizer Fund
Notes to Financial Statements
July 31, 2025
Lincoln Funds Trust (the “Trust”) is a Delaware statutory trust. The Trust consists of 2 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the Lincoln U.S. Equity Income Maximizer Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is non-diversified for purposes of the Investment Company Act of 1940. The Fund offers Class A Shares and Class I Shares.
The Lincoln U.S. Equity Income Maximizer Fund seeks a high level of current income with long-term growth of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions to be taken on the Fund's federal income tax returns from the period October 1, 2024* through the period ended July 31, 2025, and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the period October 1, 2024* through July 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of
Lincoln U.S. Equity Income Maximizer Fund-7

Lincoln U.S. Equity Income Maximizer Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
* Date of commencement of operations.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.85% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 1.32% of the Fund’s average daily net assets for Class A and 1.07% for Class I. The reimbursement is accrued daily and received monthly. The agreement will continue at least through July 31, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the period October 1, 2024* through July 31, 2025, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal year in which they expire:
	Expiration Date
	2028	Total
LFI	$452,873	$452,873
Schroder Investment Management North America Inc. (“SIMNA”) (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
The Fund currently offers two classes of shares: Class A and Class I. The two classes of shares are identical, except that Class A shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Class A shares an annual 12b-1 Fee at a rate not to exceed 0.25% of the average daily net assets of the Class A shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Class A shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At July 31, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$140,435
Management fees payable to LFI	11,912
Distribution fees payable to LFD	1,741
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Lincoln Life owned 50.32% of the Fund's total shares, 100.00% of the Fund’s Class A shares, and 1.19% of the Fund’s Class I shares at July 31, 2025.
Schroders US Holdings Inc. owned 49.68% of the Fund's total shares and 98.81% of the Fund’s Class I shares at July 31, 2025.
Lincoln U.S. Equity Income Maximizer Fund-8

Lincoln U.S. Equity Income Maximizer Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Other Service Providers - On behalf of the Fund, the Trust has entered into a Fund Accounting and Financial Administration Agreement with State Street Bank and Trust Company (“SSB”), to provide administrative and fund accounting services. The Trust has also entered into a Custody & Services Agreement with SSB, to serve as Custodian.
The Trust has entered into an agreement with FIS Investor Services LLC to act as Transfer and Shareholder Services Agent for the Fund under a Transfer Agency Services Order.
* Date of commencement of operations.
3. Investments
For the period October 1, 2024* through July 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$17,186,002
Sales	2,664,884
At July 31, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$14,426,657
Aggregate unrealized appreciation of investments and derivatives	$2,327,945
Aggregate unrealized depreciation of investments and derivatives	(847,569)
Net unrealized appreciation of investments and derivatives	$1,480,376
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Lincoln U.S. Equity Income Maximizer Fund-9

Lincoln U.S. Equity Income Maximizer Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of July 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$15,930,821	$—	$—	$15,930,821
Money Market Fund	77	—	—	77
Total Investments	$15,930,898	$—	$—	$15,930,898
Derivatives:

Liabilities:
Options Written	$(23,865)	$—	$—	$(23,865)
There were no Level 3 investments at the beginning or end of the period.
* Date of commencement of operations.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale and adjustments related to distributions from underlying real estate investment trusts (REITS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the period ended July 31, 2025 was as follows:
10/1/24* to
7/31/25
Ordinary income	$12,771

*	Date of commencement of operations.
5. Components of Distributable Earnings on a Tax Basis
As of July 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$15,611
Undistributed long-term capital gains	837
Net unrealized appreciation	1,480,376
Distributable earnings/(accumulated loss)	$1,496,824
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended July 31, 2025, the Fund recorded the following permanent reclassifications primarily related to non-deductible expenses.
Distributable Earnings/(Accumulated Loss)	Paid-in capital
$2,331	$(2,331)
At July 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
Lincoln U.S. Equity Income Maximizer Fund-10

Lincoln U.S. Equity Income Maximizer Fund
Notes to Financial Statements (continued)
6. Capital Shares
Transactions in capital shares were as follows:
10/1/24* to
7/31/25
Shares sold:
Class A	751,000
Class I	759,000
Shares reinvested:
Class A	385
Class I	867
1,511,252
Shares redeemed:
Class A	—
Class I	—
Net increase	1,511,252

*	Date of commencement of operations.
7. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Options Contracts–During the period October 1, 2024* through July 31, 2025, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.
During the period October 1, 2024* through July 31, 2025, the Fund used options contracts to generate income and to receive premiums for writing options.
Fair values of derivative instruments as of July 31, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Options written (Equity contracts)	Options written, at value	$—	Options written, at value	$(23,865)
The effect of derivative instruments on the Statement of Operations for the period October 1, 2024* through July 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	$71,950	$(3,480)
Lincoln U.S. Equity Income Maximizer Fund-11

Lincoln U.S. Equity Income Maximizer Fund
Notes to Financial Statements (continued)
 7. Derivatives (continued)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the period October 1, 2024* through July 31, 2025.
	Long Derivative Volume	Short Derivative Volume
Options contracts (average value)	$—	$8,719
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
At July 31, 2025, the Fund had no assets and liabilities subject to offsetting provisions.
* Date of commencement of operations.
8. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the period October 1, 2024* through July 31, 2025. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
* Date of commencement of operations.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
Lincoln U.S. Equity Income Maximizer Fund-12

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Lincoln U.S. Equity Income Maximizer Fund
Opinion on the Financial Statements
We have audited the accompanying statement assets and liabilities of Lincoln U.S. Equity Income Maximizer Fund (the “Fund”) (one of the series constituting Lincoln Funds Trust (the “Trust”)), including the schedule of investments, as of July 31, 2025, and the related statements of operations and changes in net assets, and the financial highlights for the period from October 1, 2024 (date of commencement of operations) through July 31, 2025 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Funds Trust) at July 31, 2025, the results of its operations and changes in its net assets and its financial highlights for the period from October 1, 2024 (date of commencement of operations) through July 31, 2025, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more Lincoln investment companies since 1981.
Philadelphia, Pennsylvania
September 18, 2025
Lincoln U.S. Equity Income Maximizer Fund–13

Lincoln U.S. Equity Income Maximizer Fund
Tax Information (unaudited)
For federal income tax purposes, the following information with respect to the distributions of the fund, if any, paid during its taxable year ended July 31, 2025.
The fund reports the maximum amount allowed of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports maximum amount allowable as section 163(j) Interest Dividends.
The fund paid $0 in long term capital gain dividends.
The fund reports the maximum amount allowable of its section 199A dividends as defined in Proposed Treasury Regulations 71.199A-3(d).
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in the calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
Lincoln U.S. Equity Income Maximizer Fund-14

(b)	The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There are no proxy disclosures for the registrant during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Statement of Operations in the Fund’s financial statements lists Directors’ fees paid by the Fund.

Certain officers and trustees of the Fund Complex are also officers or directors of the Lincoln National Life Insurance Company and its affiliates and receive no compensation from the Fund Complex. The Fund Complex pays compensation to unaffiliated trustees.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 – attached hereto.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.

(a)(5)	Change in Registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 – attached hereto.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Lincoln Funds Trust

By (Signature and Title)	/s/ Jayson Bronchetti
Jayson Bronchetti, President
(principal executive officer)

Date:	September 10, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jayson Bronchetti
Jayson Bronchetti, President
(principal executive officer)

Date:	September 10, 2025

By (Signature and Title)	/s/ James Hoffmayer
James Hoffmayer, Chief Accounting Officer
(principal financial officer)

Date:	September 12, 2025